Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000093165
Account Value [Line Items]
Line Graph and Table Measure Name	Bank Loan Core Fund
Account Value	$ 15,548	$ 14,587	$ 13,198	$ 12,357	$ 12,939	$ 11,697	$ 11,967	$ 11,515	$ 11,027	$ 10,276	$ 10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934	11,038	12,304	12,345	11,353	10,525	10,567	10,600	10,000
Bloomberg US Lvgd Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,509	$ 15,357	$ 13,830	$ 12,562	$ 12,907	$ 11,559	$ 11,827	$ 11,356	$ 10,849	$ 10,093	$ 10,000